Ameritas Life Insurance Corp.
                               ("Ameritas Life")

              Ameritas Life Insurance Corp. Separate Account LLVL
                              ("Separate Account")

                                 Supplement to:
                 Ameritas Low-Load (R) Variable Universal Life
                          Prospectus Dated May 1, 2008
                    and Statement of Additional Information

                          Supplement Dated May 1, 2013

1.   Subaccount underlying portfolios available as variable investment options for your Policy are:
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                    American Century Investments                               American Century Investment Management, Inc.
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American Century VP International Fund, Class I                        Capital growth.
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American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
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                  Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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Calvert VP Natural Resources Portfolio - Ameritas Investment           Capital growth.
Partners, Inc. ("AIP")
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Calvert VP S&P 500 Index Portfolio ** - AIP (named Calvert VP          Index:  S&P 500 Index.
SRI Strategic Portfolio prior to April 30, 2013)
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation.
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                   Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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                    DWS Investments VIT Funds                                  Deutsche Investment Management Americas Inc.
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DWS Small Cap Index VIP Portfolio, Class A - Northern Trust            Index:  Russell 2000(R) Index.
Investments, Inc.
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                      DWS Variable Series I                                    Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
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                      DWS Variable Series II                                   Deutsche Investment Management Americas Inc.
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DWS Global Growth VIP Portfolio, Class A - (named DWS                  Long-term capital growth.
Global Thematic VIP Portfolio prior to May 1, 2013)
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DWS Small Mid Cap Value VIP Portfolio, Class A -                       Long-term capital appreciation.
Dreman Value Management, L.L.C. (named DWS Dreman Small
Mid Cap Value VIP Portfolio prior to May 1, 2013)
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              Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,4             Long-term capital appreciation.
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,4               Income and growth.
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,4     Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Service Class 1,4                   Long-term growth.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 1,4                  Long-term growth.
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Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
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     Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited;
                              and (4) other investment advisers serve as sub-advisers for the fund.
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        Franklin Templeton Variable Insurance Products Trust                             Franklin Advisers, Inc.
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Templeton Global Bond Securities Fund, Class 2                         Current income, consistent with preservation of capital, with capital appreciation as secondary.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                     AIM Variable Insurance Funds                                           Invesco Advisers, Inc.
                  (Invesco Variable Insurance Funds)
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Invesco V.I. American Franchise Fund, Series I -                       Seek capital growth.
(named Invesco Van Kampen V.I. American Franchise Fund prior to April 29, 2013)
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Invesco V.I. Diversified Dividend Fund, Series I                       To provide reasonable current income and long-term growth
                                                                       of income and capital.
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Invesco V.I. Global Health Care Fund, Series I                         Long-term growth of capital.
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Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
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Invesco V.I. Technology Fund, Series I                                 Long-term growth of capital.
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                  MFS(R) Variable Insurance Trust                               Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
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MFS(R) Utilities Series, Initial Class                                 Seeks total return.
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            Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
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Neuberger Berman AMT Balanced Portfolio, Class I -                     Balanced: growth of capital.
Neuberger Berman LLC
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Neuberger Berman AMT Growth Portfolio, Class I -                       Growth of capital.
Neuberger Berman LLC
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Neuberger Berman AMT Large Cap Value Portfolio, Class I -              Long-term growth of capital.
Neuberger Berman LLC
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Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,                Capital growth.
Class I - Neuberger Berman LLC
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Neuberger Berman AMT Short Duration Bond Portfolio, Class I -          Bond: highest available current income consistent with
Neuberger Berman Fixed Income LLC                                      liquidity and low risk to principal; income; total return is secondary.
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                   PIMCO Variable Insurance Trust                               Pacific Investment Management Company LLC
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PIMCO CommodityRealReturn(R) Strategy Portfolio,                       Seeks maximum real return.
Administrative Class
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PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
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                        Rydex Variable Trust                                              Guggenheim Investments
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Rydex Government Long Bond 1.2x Strategy Fund                          Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long
                                                                       Treasury Bond.
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Rydex Inverse S&P 500 Strategy Fund **                                 Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P
                                                                       500(R) Index on a daily basis.
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Rydex NASDAQ-100(R) Fund                                               Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index(R) on a daily
                                                                       basis.
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Rydex Nova Fund                                                        Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500(R)
                                                                       Index on a daily basis. **
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Rydex Precious Metals Fund                                             Seeks to provide capital appreciation by investing in U.S.
                                                                       and foreign companies that are involved in the precious
                                                                       metals sector.
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                  T. Rowe Price Equity Series, Inc.                                   T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio                               Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
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                 Third Avenue Variable Series Trust                                    Third Avenue Management LLC
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Third Avenue Value Portfolio                                           Long-term capital appreciation.
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              The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan                Long-term capital appreciation by investing primarily in
Stanley Investment Management Company and Morgan Stanley               growth oriented equity securities of issuers in emerging
Investment Management Limited                                          market countries.
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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               Vanguard(R) Variable Insurance Fund ***                                  The Vanguard Group. Inc. 1
                                                                                    Wellington Management Company, LLP 2
                                                                                 Barrow, Hanley, Mewhinney & Strauss, LLC 3
                                                                                      Delaware Management Company 4
                                                                                    William Blair & Company, L.L.C. 5
                                                                            Schroder Investment Management North America, Inc. 6
                                                                                      Baillie Gifford Overseas Ltd. 7
                                                                                    M&G Investment Management Limited 8
                                                                                  Granahan Investment Management, Inc. 9
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Vanguard(R) Balanced Portfolio 2                                       Growth and income.
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Vanguard(R) Diversified Value Portfolio 3                              Growth and income.
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Vanguard(R) Equity Income Portfolio 1,2                                Growth and income.
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Vanguard(R) Equity Index Portfolio 1                                   Index:  Growth and income.
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Vanguard(R) Growth Portfolio 2,4,5                                     Growth.
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Vanguard(R) High Yield Bond Portfolio 2                                Income.
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Vanguard(R) International Portfolio 6,7,8                              Growth.
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Vanguard(R) Mid-Cap Index Portfolio 1                                  Index:  Growth and income.
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Vanguard(R) Money Market Portfolio 1                                   Money Market.
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Vanguard(R) REIT Index Portfolio 1                                     Income and growth.
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Vanguard(R) Small Company Growth Portfolio 1,9                         Growth.
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Vanguard(R) Total Bond Market Index Portfolio 1                        Index:  Bonds.
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Vanguard(R) Total Stock Market Index Portfolio 1                       Index:  S&P Total Market Index. **
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          Wells Fargo Advantage Funds(SM) - Variable Trust                          Wells Fargo Funds Management, LLC
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Wells Fargo Advantage VT Discovery Fund(SM), Class 2 - Wells           Long-term capital appreciation.
Capital Management Inc. ("WellsCap")
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Wells Fargo Advantage VT Opportunity Fund(SM), Class 2 -               Long-term capital appreciation.
WellsCap
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
* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
***  Vanguard is a trademark of The Vanguard Group, Inc.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus and Statement of Additional Information are changed to Ameritas Investment Partners, Inc. to reflect the name change.

4. The disclosure relating to model performance in the Asset Allocation Program section of the prospectus is revised to state that performance of each model is updated monthly on our website.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

            If you do not have a current prospectus, please contact
                        Ameritas Life at 1-800-255-9678.